Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount Corresponding Allowance for Ecl by Stage - Individual [Member] - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Schedule of Gross Carrying Amount Corresponding Allowance for Ecl by Stage [Line Items]
Financial assets at beginning of period		$ (1,641)	$ (81)
Net change on Balance	[1]	(30)	(439)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation		300	(1,270)
Amounts written off
Foreign exchange adjustments		30	149
Total		(1,341)	(1,641)
Stage 1 [Member]
Schedule of Gross Carrying Amount Corresponding Allowance for Ecl by Stage [Line Items]
Financial assets at beginning of period		(1,641)	(81)
Net change on Balance	[1]	(30)	(439)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation		300	(1,270)
Amounts written off
Foreign exchange adjustments		30	149
Total		(1,341)	(1,641)
Stage 2 [Member]
Schedule of Gross Carrying Amount Corresponding Allowance for Ecl by Stage [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Total
Stage 3 [Member]
Schedule of Gross Carrying Amount Corresponding Allowance for Ecl by Stage [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Total
Gross carrying amount [member]
Schedule of Gross Carrying Amount Corresponding Allowance for Ecl by Stage [Line Items]
Financial assets at beginning of period		2,174,792	1,529,832
Net change on Balance	[1]	343,280	656,130
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments		1,859	(11,170)
Total		2,519,931	2,174,792
Gross carrying amount [member] | Stage 1 [Member]
Schedule of Gross Carrying Amount Corresponding Allowance for Ecl by Stage [Line Items]
Financial assets at beginning of period		2,174,792	1,529,832
Net change on Balance	[1]	343,280	656,130
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments		1,859	(11,170)
Total		2,519,931	2,174,792
Gross carrying amount [member] | Stage 2 [Member]
Schedule of Gross Carrying Amount Corresponding Allowance for Ecl by Stage [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Total
Gross carrying amount [member] | Stage 3 [Member]
Schedule of Gross Carrying Amount Corresponding Allowance for Ecl by Stage [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Total

[1]	Net change between assets originated and assets repaid, excluding write offs.
[2]	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.